DISCONTINUED OPERATIONS CLASSIFIED AS HELD FOR SALE	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS CLASSIFIED AS HELD FOR SALE

5. DISCONTINUED OPERATIONS CLASSIFIED AS HELD FOR SALE

On June 3, 2020, the Company effected the split-off of ChampionX through an offer to exchange (the “Exchange Offer”) all shares of ChampionX common stock owned by Ecolab for outstanding shares of Ecolab common stock. In the Exchange Offer, which was oversubscribed, the Company accepted approximately 5.0 million shares of Ecolab common stock in exchange for approximately 122.2 million shares of ChampionX common stock. In the Merger, each outstanding share of ChampionX common stock was converted into the right to receive one share of Apergy common stock, and ChampionX survived the Merger as a wholly owned subsidiary of ChampionX Corporation (f/k/a Apergy). In connection with and in accordance with the terms of the Transaction, prior to the consummation of the Exchange Offer and the Merger, ChampionX distributed $527.4 million in cash to Ecolab.

As the sale of this business represented a strategic shift in the operations of the Company that had a major effect on the Company’s operations and results, the discontinued operations criteria were met for the ChampionX business. The historical financial results of the ChampionX business are reflected in the Company’s consolidated financial statements as discontinued operations, for all periods presented, and assets and liabilities were retrospectively reclassified as assets and liabilities held for sale.

Summarized results of the Company’s discontinued operations are as follows:

(millions)	2019	2018	2017

Product and equipment sales	$2,109.9	$2,225.0	$2,080.6
Service and lease sales	234.4	221.1	224.2
Net sales	2,344.3	2,446.1	2,304.8
Product and equipment cost of sales	1,488.9	1,567.9	1,460.3
Service and lease cost of sales	188.7	182.7	189.3
Cost of sales (including special charges)	1,677.6	1,750.6	1,649.6
Selling, general and administrative expenses	406.7	462.8	461.0
Special (gains) and charges	91.4	14.0	(8.6)
Operating income	168.6	218.7	202.8
Other (income) expense	0.7	—	—
Interest expense, net	0.5	1.2	0.4
Income before income taxes	167.4	217.5	202.4
Provision for income taxes	34.1	43.1	54.0
Net income including noncontrolling interest	133.3	174.4	148.4
Net income attributable to noncontrolling interest	-	(4.4)	(3.9)
Net income from discontinued operations, net of tax	$133.3	$178.8	$152.3

Special (gains) and charges of $91.4 million and $18.8 million in 2019 and 2018, respectively, primarily relate to professional fees incurred to support the Transaction and restructuring charges specifically related to the ChampionX business. Special charges of $17.5 million in 2017 primarily relate to a fixed asset impairment and contract termination charge. These charges have been included as a component of both cost of sales and special (gains) and charges in discontinued operations.

Assets and liabilities of discontinued operations are summarized below:

(millions)	2019	2018

ASSETS
Current assets
Cash and cash equivalents	$67.6	$50.8
Accounts receivable, net	414.5	452.3
Inventories	424.0	442.4
Other current assets	44.7	44.7
Total current assets	950.8	990.2
Property, plant and equipment, net	726.6	748.9
Goodwill	1,682.6	1,683.9
Other intangible assets, net	745.0	858.1
Operating lease assets	110.8	-
Other assets	67.8	50.2
Total assets	$4,283.6	$4,331.3

LIABILITIES AND EQUITY
Current liabilities
Short-term debt	$0.1	$0.9
Accounts payable	209.0	205.2
Compensation and benefits	33.8	37.5
Income taxes	5.9	3.9
Other current liabilities	112.7	60.2
Total current liabilities	361.5	307.7
Long-term debt	0.4	0.1
Postretirement health care and pension benefits	3.6	0.9
Deferred income taxes	203.1	223.0
Operating lease liabilities	79.2	-
Other liabilities	15.8	15.8
Total liabilities	$663.6	$547.5

In connection with the Transaction, the Company entered into agreements with ChampionX and Apergy to effect the separation and to provide a framework for the relationship following the separation, which included a Separation and Distribution Agreement, an Intellectual Property Matters Agreement, an Employee Matters Agreement, a Transition Services Agreement, and a Tax Matters Agreement. Transition services primarily involve the Company providing certain services to ChampionX related to general and administrative services for terms of up to 18 months following the separation.

The Company also entered into a Master Cross Supply and Product Transfer agreement with ChampionX to provide, receive or transfer certain products for a period up to 36 months. Sales of product to ChampionX under this agreement will be recorded in product and equipment sales in the Corporate segment along with the related cost of sales, while purchases from ChampionX will be recorded in inventory.